PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

($ millions)	Land and Land Rights	Pipelines	Facilities and Equipment	Other	Assets Under Construction	Total
Cost
Balance at December 31, 2015	149	3,882	4,076	900	1,721	10,728
Additions and Transfers	69	211	1,116	168	244	1,808
Acquisition		100	391	20	11	522
Change in decommissioning provision		61	(31)			30
Disposals and other		(1)	(38)	1	(11)	(49)
Balance at December 31, 2016	218	4,253	5,514	1,089	1,965	13,039
Additions and transfers	70	1,895	1,230	133	(1,428)	1,900
Acquisition (Note 6)	41	448			123	612
Change in decommissioning provision	—	63	(21)	—	—	42
Disposals and other	—	(9)	(8)	1	(1)	(17)
Balance at December 31, 2017	329	6,650	6,715	1,223	659	15,576

Depreciation
Balance at December 31, 2015	6	928	420	120		1,474
Depreciation	1	41	160	45		247
Disposals and other		(3)	(5)	(5)		(13)
Balance at December 31, 2016	7	966	575	160	—	1,708
Depreciation	2	136	148	48	—	334
Disposals and other		(6)	(2)	(4)	—	(12)
Balance at December 31, 2017	9	1,096	721	204	—	2,030

Carrying amounts
Balance at December 31, 2016	211	3,287	4,939	929	1,965	11,331
Balance at December 31, 2017	320	5,554	5,994	1,019	659	13,546